Consolidated and Combined Statements of Shareholders' and Parent Company Equity (USD $) In Millions, except Per Share data		Total	Common stock	Additional paid-in capital	Retained earnings	Parent company investment	Accumulated other comprehensive Loss
Beginning balance at Dec. 31, 2008		$ 2,911	$ 0	$ 0	$ 0	$ 3,007	$ (96)
Beginning balance, Shares at Dec. 31, 2008			0
Net income		469				469
Net transfer to parent						(638)
Net change in postretirement benefit plans							20
Net foreign currency translation adjustments		7					7
Unrealized holding (loss) gain on investment securities							11
Net change in parent company investment		(169)
Net change in accumulated other comprehensive loss		38
Total shareholders' equity, ending balance		0
Ending balance at Dec. 31, 2009		2,780	0	0	0	2,838	(58)
Ending balance, Shares at Dec. 31, 2009			0
Net income		587				587
Net transfer to parent						(747)
Net change in postretirement benefit plans							(5)
Net foreign currency translation adjustments		(3)					(3)
Unrealized holding (loss) gain on investment securities							3
Reclassification adjustment for realized gain on investment securities		(5)					(5)
Net change in parent company investment		(160)
Net change in accumulated other comprehensive loss		(10)
Total shareholders' equity, ending balance		0
Ending balance at Dec. 31, 2010		2,610	0	0	0	2,678	(68)
Beginning balance, Shares at Dec. 31, 2010			0
Issuance of common stock in connection with Spin-off			2	(2)
Issuance of common stock in connection with Spin-off, Shares			184.6
Issuance of employee stock awards and stock option (a)	[1]			0
Employee stock awards and stock options, Shares			0.1
Stock-based awards compensation				6
Conversion of parent company equity to cumulative translation adjustment						(15)	15
Conversion of parent company investment to additional-paid-in capital				2,519		(2,519)
Net income		326			42	284
Net transfer to parent						(428)
Cash dividends declared on common stock					(19)
Net change in postretirement benefit plans							(7)
Transfer of postretirement benefit plan from ITT in connection with Spin-off							(1,587)
Net foreign currency translation adjustments		1					1
Unrealized holding (loss) gain on investment securities							(1)
Reclassification adjustment for realized gain on investment securities		(8)					(8)
Net change in common stock		2
Net change in additional paid-in capital		2,523
Net change in retained earnings		23
Net change in parent company investment		(2,678)
Net change in accumulated other comprehensive loss		(15)
Total shareholders' equity, ending balance		893
Cash dividend declared per share		$ 0.10
Ending balance at Dec. 31, 2011		$ 893	$ 2	$ 2,523	$ 23	$ 0	$ (1,655)
Ending balance, Shares at Dec. 31, 2011			184.7

[1]	Amounts round to less than $0.5 in 2011